UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 74	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
THE HUNTINGTON FUNDS
(Exact name of Registrant as Specified in Charter)
2960 North Meridian Street, Suite 300
Attn: Huntington Funds Officer
Indianapolis, IN 46208
(Address of Principal Executive Offices)
1-800-544-8347
(Registrant’s Telephone Number)
Ronald J. Corn, Esq.
The Huntington National Bank
41 South High Street
Columbus, OH 43287
(Name and address of agent for service)
(Notices should be sent to the Agent for Service)
Copies to:
David C. Mahaffey, Esq.
Sullivan & Worcester LLP
1666 K Street, NW
Washington, DC 20006
It is proposed that this filing will become effective:
☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate check this box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 (File No. 33-11905) and the Investment Company Act of 1940 (File No. 811-5010), the Registrant, THE HUNTINGTON FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and State of Indiana, on the 20th day of May, 2011.

THE HUNTINGTON FUNDS
BY:	/s/ John C. Swhear
John C. Swhear, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME		TITLE	DATE
BY:	/s/ John C. Swhear John C. Swhear, Secretary	Attorney In Fact For the Persons Listed Below	May 20, 2011
	/s/ B. Randolph Bateman B. Randolph Bateman*	President and Trustee
	/s/ R. Jeffrey Young R. Jeffrey Young	Chief Executive Officer (Principal Executive Officer)	May 20, 2011
	/s/ Robert Silva Robert Silva	Treasurer (Principal Financial Officer)	May 20, 2011
	/s/ Matthew Miller Matthew Miller	Vice President	May 20, 2011
	/s/ David S. Schoedinger David S. Schoedinger*	Trustee
	/s/ Thomas J. Westerfield Thomas J. Westerfield*	Trustee
	/s/ Tadd C. Seitz Tadd C. Seitz*	Trustee
	/s/ Mark D. Shary Mark D. Shary*	Trustee
	/s/ William H. Zimmer William H. Zimmer*	Trustee

*	By Power of Attorney

EXHIBIT INDEX

Exhibit Number	Description

EX-101.ins	XBRL Instance Document

EX-101.sch	XBRL Taxonomy Extension Schema Document

EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.lab	XBRL Taxonomy Extension Labels Linkbase

EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.def	XBRL Taxonomy Extension Definition Linkbase

Huntington Asset Services, Inc.
2960 N. Meridian St., Suite 300
Indianapolis, IN 46208
May 20, 2011
EDGAR CORRESPONDENCE
Securities & Exchange Commission
Division of Investment Management
450 5th Street, NW
Washington, DC 20549
Re:	The Huntington Funds (“Registrant”), SEC File No. 811- 05010
Ladies and Gentlemen:
On behalf of the Registrant, attached herewith for filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), please find Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A (“PEA No. 74”). The purpose of PEA No. 74 is to submit various exhibits in XBRL format. These exhibits relate to information contained in Post-Effective Amendment No. 72 to the Trust’s Registration Statement, which was filed on May 2, 2011.
If you have any questions or would like further information, please contact me at (317) 917-7030.
Sincerely,
/s/ John C. Swhear
John C. Swhear
Vice President